Condensed Consolidated Interim Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Expenses
Research and development	$ 898,720	$ 735,844	$ 2,332,388	$ 2,702,213	$ 3,662,056	$ 7,132,952
General and administrative	1,077,642	935,530	3,045,017	2,796,884	4,736,440	4,041,711
Operating expenses	1,976,362	1,671,374	5,377,405	5,499,097	8,398,496	11,174,663
Other (income) loss
Change in fair value of derivative liability		189		(852)	(433,503)	(60,111)
Derivative liability issue costs					126,186
Foreign exchange (gain) loss	(2,416)	5,819	(536)	16,754	17,746	57,003
Interest income	(16,964)	(13,397)	(73,965)	(49,513)	(60,704)	(33,243)
Other loss (income)	(19,380)	(7,389)	(74,501)	(33,611)	(350,275)	(36,351)
Net loss for the period	1,956,982	1,663,985	5,302,904	5,465,486	8,048,221	11,138,312
Computation of basic loss per share
Net loss for the period	1,956,982	1,663,985	5,302,904	5,465,486	8,048,221	11,138,312
Series B Preferred stock dividend	1,473	23,202	6,071	75,477	80,431	176,236
Net loss for the period attributable to common stockholders	$ 1,958,455	$ 1,687,187	$ 5,308,975	$ 5,540,963	$ 8,128,652	$ 11,314,548
Basic and fully diluted loss per share	$ 0.17	$ 0.67	$ 0.52	$ 2.27	$ 3.16	$ 5.42
Basic and fully diluted number of shares	11,417,456	2,518,452	10,116,541	2,444,065	2,574,692	2,086,142